Restructuring	9 Months Ended
Sep. 30, 2024
Restructuring [Abstract]
Restructuring	Restructuring
The Company incurred $1 million and $17 million of restructuring charges during the three months ended September 30, 2024 and 2023, respectively. The Company incurred $6 million and $41 million of restructuring charges during the nine months ended September 30, 2024 and 2023, respectively. These costs are included in restructuring expenses in the Company’s consolidated statements of operations and unpaid amounts are included in provisions within current liabilities on the consolidated statements of financial position.
The changes to the restructuring provisions recorded on the consolidated statements of financial position as of September 30, 2024 are summarized as follows:

2024
Beginning balance as of December 31, 2023	$31
Provision	6
Amounts paid	(31)
Ending balance as of September 30, 2024	$6